Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
SFD related revenue (Note 24)	$ 16,351,286	$ 644,294	$ 2,145,716
Expenses
SFD related costs, net	5,758,141	2,021,768	2,249,126
General and administrative expenses (Notes 18, 25)	4,329,325	4,045,778	3,420,143
Amortization	1,920,733	1,887,013	1,759,473
Operating expenses	12,008,199	7,954,559	7,428,742
Other expenses (income)
Interest expense, net	516,775	750,611	160,262
Foreign exchange loss (gain)	(32,923)	574,106	(8,028)
Loss on remeasurement of convertible debentures (Note 11)	5,418,502	296,534	0
Other (Note 19)	260,917	146,279	15,852
Total other expenses (income)	6,163,271	1,767,530	168,086
Loss before income taxes	(1,820,184)	(9,077,795)	(5,451,112)
Income tax expense (Note 20)	496,965	0	0
Net loss and comprehensive loss	$ (2,317,149)	$ (9,077,795)	$ (5,451,112)
Loss per share (Note 17)
Basic	$ (0.02)	$ (0.12)	$ (0.07)
Diluted	$ (0.02)	$ (0.12)	$ (0.07)